Consolidated Statements of Earnings and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Metal revenues	$ 104,527	$ 105,162
Cost of sales (including depreciation and depletion)	110,863	74,459
(Loss) earnings from mine operations	(6,336)	30,703
Corporate and administrative expenses	12,334	8,637
Loss on sale of asset	1,589
Impairment of El Sauzal Plant	8,963
(Loss) earnings from operations	(29,222)	22,066
Other income, net	333	370
Finance income, net	2,286	1,025
Gain (loss) on derivative contracts	14,091	(1,848)
Foreign exchange gain (loss)	116	(925)
(Loss) earnings before income taxes	(12,396)	20,688
Income taxes
Current tax expense	1,713	4,323
Deferred tax (recovery) expense	(65)	4,467
Income tax expense	1,648	8,790
(Loss) earnings and comprehensive (loss) income for the period	$ (14,044)	$ 11,898
Weighted average shares outstanding:
Basic	68,456,434	39,409,369
Diluted	68,456,434	39,857,243
(Loss) earnings per share:
Basic	$ (0.21)	$ 0.30
Diluted	$ (0.21)	$ 0.30